Consolidated Statement of Comprehensive Income Consolidated Statement of Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net unrealized gains (losses) arising during the period, Before tax	$ 5,439	$ (4,493)	$ 2,719
Reclassification of net (gains) losses to net income, Before tax	$ 122	$ 248	(737)
Accounting Standards Update 2016-01 [Member]
Net unrealized gains (losses) arising during the period, Before tax			81
Reclassification of net (gains) losses to net income, Before tax			$ (456)